UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Value Fund	September 30, 2016

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.5%		
CONSUMER DISCRETIONARY 7.3%		
Auto Components 1.6%		
Delphi Automotive (1)	699,900	49,917
Goodyear Tire & Rubber (1)	1,207,800	39,012
Johnson Controls International	6,035,941	280,852
		369,781
Hotels, Restaurants & Leisure 1.4%		
Las Vegas Sands	2,630,700	151,370
Norwegian Cruise Line Holdings (2)	4,707,344	177,467
		328,837
Household Durables 0.3%		
Lennar, Class A (1)	1,592,400	67,422
		67,422
Leisure Products 0.8%		
Mattel (1)	6,034,928	182,738
		182,738
Media 2.4%		
Comcast, Class A (1)	2,930,800	194,429
Liberty Global, Series C (2)	5,678,100	187,604
Twenty-First Century Fox (1)	4,236,700	104,816
Walt Disney	886,600	82,330
		569,179
Specialty Retail 0.8%		
Lowe's (1)	2,672,600	192,989
		192,989
Total Consumer Discretionary		1,710,946

CONSUMER STAPLES 11.1%		
Beverages 0.4%		
PepsiCo (1)	943,700	102,646
		102,646
Food & Staples Retailing 2.0%		
Wal-Mart (1)	2,967,400	214,009
Walgreens Boots Alliance	2,990,373	241,084
		455,093
Food Products 5.0%		
Bunge Limited	1,563,000	92,576
ConAgra	1,579,163	74,394
Ingredion	792,100	105,397
J.M. Smucker (1)	220,000	29,819
Mondelez International (1)	1,324,800	58,159
Tyson Foods, Class A (1)	10,806,450	806,918
		1,167,263
Household Products 0.6%		
Procter & Gamble	1,571,700	141,060
		141,060
Personal Products 0.2%		
Coty, Class A	2,340,000	54,990
		54,990
Tobacco 2.9%		
Philip Morris International (1)	7,060,000	686,373
		686,373
Total Consumer Staples		2,607,425
ENERGY 10.0%		
Oil, Gas & Consumable Fuels 10.0%		
Apache (1)	1,892,827	120,895

Chevron (1)	235,800	24,269
EQT (1)	1,868,112	135,662
ExxonMobil (1)	6,089,500	531,492
Hess	405,000	21,716
Marathon Petroleum	1,814,700	73,659
Occidental Petroleum	590,000	43,023
Southwestern Energy (1)(2)	5,851,300	80,982
Spectra Energy (1)	8,636,100	369,193
Targa Resources	1,825,757	89,663
Total, ADR	11,094,894	529,226
Tourmaline Oil (CAD) (2)	3,372,329	91,354
TransCanada	4,971,200	236,430
Total Energy		2,347,564
FINANCIALS 20.9%		
Banks 8.2%		
Citigroup (1)	8,115,312	383,286
Fifth Third Bancorp (1)	7,014,067	143,508
JPMorgan Chase (1)	14,300,325	952,259
KeyCorp	15,477,400	188,360
U.S. Bancorp (1)	2,337,200	100,242
Wells Fargo (1)	3,479,900	154,090
		1,921,745
Capital Markets 7.4%		
Ameriprise Financial (1)	4,177,256	416,765
Bank of New York Mellon (1)	7,993,957	318,799
BlackRock (1)	298,414	108,163
Charles Schwab (1)	5,602,999	176,887
Morgan Stanley (1)	14,223,796	456,015
State Street (1)	3,703,915	257,903
		1,734,532

Consumer Finance 0.4%		
Synchrony Financial	3,311,400	92,719
		92,719
Insurance 4.9%		
American International Group (1)	4,064,404	241,182
Marsh & McLennan (1)	4,572,600	307,507
MetLife (1)	6,285,793	279,278
XL	9,500,000	319,485
		1,147,452
Total Financials		4,896,448
HEALTH CARE 16.4%		
Biotechnology 0.7%		
Gilead Sciences (1)	1,844,900	145,969
Shire, ADR	140,000	27,140
		173,109
Health Care Equipment & Supplies 5.0%		
Abbott Laboratories (1)	4,952,000	209,420
Becton, Dickinson & Company (1)	1,418,163	254,886
Danaher (1)	1,260,200	98,787
Hologic (1)(2)	3,603,900	139,940
Medtronic (1)	5,350,367	462,272
		1,165,305
Health Care Providers & Services 3.8%		
Aetna (1)	2,911,000	336,075
Anthem (1)	1,954,203	244,881
HCA Holdings (2)	3,318,915	251,010
UnitedHealth Group (1)	461,100	64,554
		896,520
Life Sciences Tools & Services 2.4%		
Agilent Technologies (1)	5,425,228	255,474

Thermo Fisher Scientific (1)	1,897,300	301,784
		557,258
Pharmaceuticals 4.5%		
Merck	5,406,000	337,389
Mylan (1)(2)	2,362,247	90,049
Pfizer (1)	18,330,865	620,866
		1,048,304
Total Health Care		3,840,496
INDUSTRIALS & BUSINESS SERVICES 7.4%		
Aerospace & Defense 2.4%		
Boeing (1)	2,226,822	293,361
Harris (1)	982,700	90,025
Rockwell Collins (1)	723,500	61,020
United Technologies	1,149,100	116,749
		561,155
Airlines 1.1%		
American Airlines (1)	6,931,108	253,748
		253,748
Commercial Services & Supplies 0.4%		
Stericycle (1)(2)	1,224,900	98,164
		98,164
Industrial Conglomerates 2.2%		
GE (1)	14,767,200	437,405
Roper Technologies (1)	474,900	86,655
		524,060
Machinery 0.9%		
Flowserve (1)	854,100	41,202
Illinois Tool Works (1)	466,100	55,857

Pentair (1)	1,656,539	106,416
		203,475
Road & Rail 0.4%		
Norfolk Southern (1)	823,317	79,911
		79,911
Total Industrials & Business Services		1,720,513
INFORMATION TECHNOLOGY 11.6%		
Communications Equipment 2.5%		
Cisco Systems (1)	14,480,000	459,306
Juniper Networks (1)	5,754,326	138,449
		597,755
Electronic Equipment, Instruments & Components 0.9%		
Keysight Technologies (2)	1,753,926	55,582
TE Connectivity (1)	2,476,382	159,429
		215,011
Semiconductor & Semiconductor Equipment 3.8%		
Analog Devices (1)	1,744,100	112,407
Microchip Technology (1)	1,269,700	78,899
Micron Technology (1)(2)	1,293,400	22,997
NXP Semiconductors (2)	3,380,776	344,873
Qualcomm	700,000	47,950
Texas Instruments (1)	3,976,900	279,099
		886,225
Software 3.3%		
Microsoft	11,630,800	669,934
Red Hat (1)(2)	1,149,400	92,906
		762,840
Technology Hardware, Storage & Peripherals 1.1%		
Apple (1)	1,834,100	207,345

CONVERTIBLE PREFERRED STOCKS 0.3%		
UTILITIES 0.3%		
Electric Utilities 0.3%		
NextEra Energy	1,381,381	68,167
Total Convertible Preferred Stocks (Cost $68,373)		68,167
CORPORATE BONDS 0.4%		
Valeant Pharmaceuticals, 5.875%, 5/15/23 (3)	69,611,000	60,126
Western Digital, 10.50%, 4/1/24 (3)	21,655,000	25,147
Total Corporate Bonds (Cost $79,176)		85,273
SHORT-TERM INVESTMENTS 1.0%		
Money Market Funds 1.0%		
T. Rowe Price Government Reserve Fund, 0.32% (4)(5)	238,175,949	238,176
Total Short-Term Investments (Cost $238,176)		238,176
SECURITIES LENDING COLLATERAL 4.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4.1%		
Short-Term Funds 4.1%		
T. Rowe Price Short-Term Reserve Fund, 0.58% (4)(5)	95,034,270	950,343
Total Investments through Securities Lending Program with State Street Bank and Trust Company		950,343
Total Securities Lending Collateral (Cost $950,343)		950,343
Total Investments in Securities 104.3% of Net Assets (Cost $20,717,108)		**$ 24,419,133**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at September 30, 2016 -- total value of such securities at period-end amounts to $935,384. See Note 3.

(2) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on September 30, 1994. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2016, the value of loaned securities was $935,384,000; the value of cash collateral and related investments was $950,343,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $20,717,108,000. Net unrealized gain aggregated $3,702,054,000 at period-end, of which $3,876,984,000 related to appreciated investments and $174,930,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016